Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Reconciliations and footnotes thereto depict key consolidated financial statement amounts
	For the year ended December 31, 2013
	Pre-Transaction Shanda Games (unaudited)	Businesses acquired from Shanda Interactive	Eliminations	Shanda Games (as currently reported)

Net revenues	4,293,395	893,112	(841,777)	4,344,730
Income from operations	1,135,752	593,013	(899)	1,727,866
Net income	1,121,491	507,384	(899)	1,627,976
Net income attributable to the Company’s shareholders	1,081,403	507,384	(899)	1,587,888
Comprehensive income	1,145,140	507,384	(899)	1,651,625
Comprehensive income attributable to Shanda Games Limited	1,095,412	507,384	(899)	1,601,897

Earnings per ordinary share
Basic	2.01	0.95		2.96
Diluted	2.01	0.94		2.95

	For the year ended December 31, 2012
	Pre-Transaction Shanda Games	Businesses acquired from Shanda Interactive	Eliminations	Shanda Games (as currently reported)

Net revenues	4,682,145	1,122,159	(1,085,745)	4,718,559
Income from operations	1,378,237	741,298	475	2,120,010
Net income	1,136,595	651,487	475	1,788,557
Net income attributable to the Company’s shareholders	1,113,430	651,487	475	1,765,392
Comprehensive income	1,175,017	651,487	475	1,826,979
Comprehensive income attributable to Shanda Games Limited	1,143,588	651,487	475	1,795,550

Earnings per ordinary share
Basic	2.01	1.17		3.18
Diluted	2.01	1.17		3.18

	For the year ended December 31, 2011
	Pre-Transaction Shanda Games	Businesses acquired from Shanda Interactive	Eliminations	Shanda Games (as currently reported)

Net revenues	5,281,896	1,278,154	(1,250,223)	5,309,827
Income from operations	1,474,038	876,298	691	2,351,027
Net income	1,285,989	774,068	691	2,060,748
Net income attributable to the Company’s shareholders	1,264,873	774,068	691	2,039,632
Comprehensive income	1,238,657	774,068	691	2,013,416
Comprehensive income attributable to Shanda Games Limited	1,237,128	774,068	691	2,011,887

Earnings per ordinary share
Basic	2.23	1.37		3.60
Diluted	2.23	1.37		3.60